Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhmncscrt-20190328_SupplementTextBlock

Prospectus Supplement

JOHN HANCOCK BOND TRUST	JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK INVESTMENT TRUST III
JOHN HANCOCK CAPITAL SERIES	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK FUNDS II	JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK FUNDS III	JOHN HANCOCK STRATEGIC SERIES
JOHN HANCOCK INVESTMENT TRUST

Supplement dated March 28, 2019 to the current Prospectus, as may be supplemented

The following sentence is added to the introductory paragraph to the Fees and Expenses table in the "Fund summary" section of the Prospectus for each series of the trusts listed above with Class I shares:

Although the fund does not impose any sales charges on Class I shares, you may pay commissions to your broker on your purchases and sales of Class I shares, which are not reflected in the table and expense example below.

(John Hancock Municipal Securities Trust - Supplement) | (John Hancock High Yield Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Although the fund does not impose any sales charges on Class I shares, you may pay commissions to your broker on your purchases and sales of Class I shares, which are not reflected in the table and expense example below.

(John Hancock Municipal Securities Trust - Supplement) | (John Hancock Tax-Free Bond Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Although the fund does not impose any sales charges on Class I shares, you may pay commissions to your broker on your purchases and sales of Class I shares, which are not reflected in the table and expense example below.